Notes Payable (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended			12 Months Ended
	May 15, 2023	Mar. 31, 2023	Feb. 17, 2023	Feb. 03, 2023	Dec. 29, 2022	Dec. 13, 2022	Dec. 02, 2022	Nov. 29, 2022	Jun. 16, 2021	Jul. 02, 2020	Mar. 31, 2023	Jan. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Debt description														These notes accrue 10% annual interest accrues from the date of issuance. These notes are callable with 10 days prior written notice. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest
Proceeds from issuance of demand notes, related party																$ 700,000
Recoginzed amount of debt discount																$ 9,419
Warrant purchase of common stock, shares					17,500
Share price			$ 10.40											$ 20.00		$ 20.00
Proceeds from convertible debt											$ 410,000			$ 200,000
Conversion price		$ 12.00									$ 12.00		$ 12.00	$ 10.00		$ 10.00
Conversion of stock, shares issued													19,375			5,000
Debt instrument interest rate stated percentage		10.00%									10.00%		10.00%	10.00%		10.00%
Maturity date													Dec. 31, 2023			Dec. 31, 2023
Cash														$ 310,000		$ 3,700,000
Amortization of discount on notes payable													$ 178,380			52,644	$ 1,188,310
Principal amount to be redeemed			8.00%
Proceeds from registered direct offering																800,000
Percentage of debentures outstanding				50.00%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Share price			$ 10.40
Principal amount to be redeemed			8.00%
February Purchase Agreement [Member]
Short-Term Debt [Line Items]
Share price				$ 450,000
Proceeds from registered direct offering			$ 2,000,000
February Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Share price			$ 450,000
Proceeds from registered direct offering			$ 2,000,000
Registered Direct Offering [Member]
Short-Term Debt [Line Items]
Proceeds from registered direct offering			$ 383,879
February Debentures [Member]
Short-Term Debt [Line Items]
Proceeds from registered direct offering				$ 383,879
February Debentures [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayments of debt outstanding	$ 116,121
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest costs incurred													$ 5,537
Common Stock [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of demand notes, related party																100,000
Share price		$ 20.00									$ 20.00		$ 20.00
Proceeds from convertible debt												$ 275,000	$ 135,000	100,000
Conversion price		$ 10.00									$ 10.00		$ 10.00
Warrant strike price				$ 15.00
Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrant strike price			$ 15.00
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt						$ 25,000	$ 15,000	$ 60,000						100,000
Chief Financial Officer [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt						$ 25,000		$ 75,000						100,000
Interest costs incurred													$ 25,064
JAG Multi Investments LLC [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of demand notes, related party					$ 100,000									$ 500,000
Recoginzed amount of debt discount																$ 40,333
Warrants exercises term														5 years		5 years
Share price														$ 10.00		$ 10.00
Amortization of fair value of warrants and discounts																$ 2,903
Interest rate percentage description														The JAG Notes accrue 10% annual interest from the date of issuance. The JAG Notes currently are callable with 10 days prior written notice. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest.
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Related party demand notes										$ 157,620
Debt maturity date description										The loan matured 18 months from the date of funding, was payable over 18 equal monthly installments, and had an interest of 1% per annum.
Debt description										Up to 100% of the principal balance of the loan was forgivable based upon satisfaction of certain criteria under the Paycheck Protection Program.
Debt instrument accrued interest									$ 1,506
Extinguishment of debt, amount																$ 159,126
Note Warrants [Member]
Short-Term Debt [Line Items]
Debt instrument term													5 years
Note Warrants [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument term		5 years
Jan And March Two Thousandtwenty Twenty Three Convertible Notes [Member]
Short-Term Debt [Line Items]
Recoginzed amount of debt discount													$ 132,183
Amortization of discount on notes payable													23,162
Remaining balance of debt discount													109,021
February Debentures [Member]
Short-Term Debt [Line Items]
Interest costs incurred													5,600
Principal amount to be redeemed			105.00%
February Debentures [Member] | February Purchase Agreement [Member]
Short-Term Debt [Line Items]
Related party demand notes				$ 500,000
February Debentures [Member] | February Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Related party demand notes			$ 500,000
February Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares				12,500
Warrant strike price				$ 12.60
February Warrant [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares			12,500
February Commitment Shares [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares				4,167
February Commitment Shares [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares			4,167
February Two Thousandtwenty Twenty Three Convertible Notes [Member]
Short-Term Debt [Line Items]
Recoginzed amount of debt discount													291,207
Amortization of discount on notes payable													47,862
Remaining balance of debt discount													$ 299,658
March Warrant [Member]
Short-Term Debt [Line Items]
Warrant strike price				$ 12.60
February Investors [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares				14,881